CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
REVENUES	$ 37,065	$ 41,350	$ 46,626
Cost of revenues	(34,248)	(34,802)	(40,604)
Gross profit	2,817	6,548	6,022
Operating expenses
R&D expenses	(117)	(90)	(72)
Selling, general and administrative expenses	(4,699)	(4,961)	(6,773)
Impairment of goodwill			(80)
Operating profit (loss)	(1,999)	1,497	(903)
Financial expenses, net	(309)	(259)	(356)
Other income (loss), net	(259)	6	38
Profit (loss) before income tax (expense) benefit	(2,567)	1,244	(1,221)
Income tax expense	(1,158)	(218)	(1,634)
Net profit (loss)	(3,725)	1,026	(2,855)
Net loss attributable to non-controlling interest	101	17	190
Net profit (loss) attributable to Eltek Ltd.	(3,624)	1,043	(2,665)
Other comprehensive loss:
Foreign currency translation adjustments	115	(6)	(1,268)
Comprehensive income (loss)	(3,610)	1,020	(4,123)
Comprehensive income (loss) attributable to non-controlling interest	91	(8)	(179)
Comprehensive income (loss) attributable to Eltek Ltd.	$ (3,701)	$ 1,028	$ (3,944)
Basic and diluted net profit (loss) per ordinary share attributable to Eltek Ltd. shareholders	$ (0.36)	$ 0.1	$ (0.26)
Weighted average number of ordinary shares used to compute basic and diluted net profit (loss) per ordinary share attributable to Eltek Ltd. shareholders	10,142,762	10,142,762	10,142,762